UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01545
Investment Company Act File Number

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Income Fund	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 75.1%

Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	3,459	$151,573
Lockheed Martin Corp.	1,954	123,317
Raytheon Co.	2,779	111,077
United Technologies Corp.	3,843	156,910

		$542,877

Beverages — 2.5%
Coca-Cola Co. (The)	3,984	$162,746
PepsiCo, Inc.	6,176	297,313

		$460,059

Biotechnology — 2.8%
Amgen, Inc.(1)	3,592	$175,757
Biogen Idec, Inc.(1)	2,352	108,286
Celgene Corp.(1)	1,477	66,066
Genzyme Corp.(1)	2,158	131,487
Gilead Sciences, Inc.(1)	1,049	46,995

		$528,591

Capital Markets — 1.8%
Goldman Sachs Group, Inc.	1,275	$116,127
Invesco, Ltd.	1,318	15,065
Northern Trust Corp.	2,573	142,930
State Street Corp.	2,311	58,399

		$332,521

Chemicals — 0.7%
Air Products and Chemicals, Inc.	1,016	$46,990
Monsanto Co.	1,051	80,160

		$127,150

Commercial Banks — 0.7%
Banco Bradesco SA ADR	1	$4
Wells Fargo & Co.	11,104	134,358

		$134,362

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	5,501	$148,527

		$148,527

Communications Equipment — 2.7%
Cisco Systems, Inc.(1)	17,034	$248,185
QUALCOMM, Inc.	7,723	258,180

		$506,365

Computers & Peripherals — 5.6%
Apple, Inc.(1)	2,721	$243,013
Hewlett-Packard Co.	11,355	329,636
International Business Machines Corp.	5,145	473,494

		$1,046,143

Construction & Engineering — 0.2%
Fluor Corp.	1,114	$37,040

		$37,040

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	13,516	$308,841

		$308,841

1

Security	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	13,582	$322,844
Verizon Communications, Inc.	6,827	194,774

		$517,618

Electric Utilities — 1.8%
E.ON AG	1,639	$41,900
Edison International	5,145	140,047
FirstEnergy Corp.	3,592	152,876

		$334,823

Electrical Equipment — 0.9%
Emerson Electric Co.	4,456	$119,198
Vestas Wind Systems A/S(1)	1,283	55,867

		$175,065

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.	884	$55,374

		$55,374

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	6,007	$154,620
Kroger Co. (The)	3,072	63,498
Safeway, Inc.	1,836	33,966
Wal-Mart Stores, Inc.	6,415	315,875

		$567,959

Food Products — 1.2%
Nestle SA	6,981	$228,212

		$228,212

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	1,907	$97,085
Becton, Dickinson and Co.	1,363	84,356
Boston Scientific Corp.(1)	14,221	99,831
Covidien, Ltd.	2,186	69,231
Medtronic, Inc.	2,084	61,666

		$412,169

Health Care Providers & Services — 1.2%
Aetna, Inc.	2,871	$68,531
Fresenius Medical Care AG & Co. KGaA ADR	2,037	82,621
UnitedHealth Group, Inc.	3,704	72,784

		$223,936

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	5,145	$268,826

		$268,826

Household Durables — 0.4%
Centex Corp.	1,435	$8,911
D.R. Horton, Inc.	2,172	18,353
KB Home	1,019	9,069
Lennar Corp., Class A	1,697	11,336
NVR, Inc.(1)	21	6,988
Pulte Homes, Inc.	1,528	14,027
Toll Brothers, Inc.(1)	840	13,314

		$81,998

Household Products — 2.1%
Clorox Co.	842	$40,921
Colgate-Palmolive Co.	2,841	170,971
Procter & Gamble Co.	3,592	173,027

		$384,919

2

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.	1,523	$69,236
General Electric Co.	13,895	118,246

		$187,482

Insurance — 2.8%
ACE, Ltd.	2,557	$93,356
Chubb Corp.	4,064	158,659
MetLife, Inc.	4,381	80,873
Travelers Companies, Inc. (The)	5,268	190,438

		$523,326

Internet Software & Services — 1.1%
Google, Inc., Class A(1)	625	$211,244

		$211,244

IT Services — 1.5%
Accenture, Ltd., Class A	3,179	$92,795
MasterCard, Inc., Class A	845	133,535
Visa, Inc., Class A	807	45,765

		$272,095

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	1,900	$68,894

		$68,894

Machinery — 1.4%
Danaher Corp.	3,072	$155,935
Illinois Tool Works, Inc.	3,809	105,890

		$261,825

Media — 2.4%
Comcast Corp., Class A	17,089	$223,182
Time Warner, Inc.	19,541	149,098
Vivendi SA	3,048	72,466

		$444,746

Metals & Mining — 1.9%
BHP Billiton, Ltd. ADR	1,291	$47,018
Goldcorp, Inc.	9,252	267,568
Nucor Corp.	1,126	37,890

		$352,476

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	4,265	$116,392

		$116,392

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	5,129	$179,259
Chevron Corp.	5,978	362,924
ConocoPhillips	3,291	122,919
Exxon Mobil Corp.	10,384	705,074
Hess Corp.	3,427	187,423
Occidental Petroleum Corp.	3,114	161,523
Total SA ADR	2,197	103,698
XTO Energy, Inc.	1,936	61,294

		$1,884,114

3

Security	Shares	Value
Pharmaceuticals — 5.6%
Abbott Laboratories	5,649	$267,424
Bristol-Myers Squibb Co.	3,023	55,653
Johnson & Johnson	4,201	210,050
Merck & Co., Inc.	6,212	150,330
Novartis AG ADR	1,797	65,141
Pfizer, Inc.	7,206	88,706
Roche Holding AG	421	47,791
Teva Pharmaceutical Industries, Ltd. ADR	1,907	85,014
Wyeth	1,894	77,313

		$1,047,422

Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV	6,345	$96,000
Broadcom Corp., Class A(1)	2,525	41,536

		$137,536

Software — 2.4%
Microsoft Corp.	19,691	$318,010
Oracle Corp.(1)	8,527	132,510

		$450,520

Specialty Retail — 1.7%
Best Buy Co., Inc.	3,951	$113,868
Home Depot, Inc.	4,453	93,023
Staples, Inc.	6,567	104,744

		$311,635

Tobacco — 1.6%
Philip Morris International, Inc.	9,118	$305,179

		$305,179

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	1,364	$31,999

		$31,999

Total Common Stocks (identified cost $16,258,810)		$14,030,260

Put Options Purchased — 14.6%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	21	$1,225	3/21/09	$1,030,155
S&P 500 Index	6	735	6/20/09	36,120
S&P 500 Index	8	750	6/20/09	56,800
S&P 500 Index	3	775	6/20/09	24,390
S&P 500 Index	17	800	6/20/09	175,100
S&P 500 Index	14	825	6/20/09	162,820
S&P 500 Index	5	850	6/20/09	69,000
S&P 500 Index	9	875	6/20/09	133,200
S&P 500 Index	3	900	6/20/09	53,250
S&P 500 Index	8	735	9/19/09	67,760
S&P 500 Index	5	745	9/19/09	46,125
S&P 500 Index	7	750	9/19/09	63,000
S&P 500 Index	3	775	9/19/09	32,400
S&P 500 Index	19	800	9/19/09	231,800
S&P 500 Index	5	820	9/19/09	67,125
S&P 500 Index	11	825	9/19/09	151,250
S&P 500 Index	5	850	9/19/09	77,075
S&P 500 Index	9	875	9/19/09	154,755

4

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	3	$900	9/19/09	$55,800
S&P 500 Index	5	750	12/19/09	52,000

Total Put Options Purchased (identified cost $1,629,163)				$2,739,925

Total Investments — 89.7% (identified cost $17,887,973)				$16,770,185

Covered Call Options Written — (0.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	15	$815	3/21/09	$(6,390)
S&P 500 Index	20	820	3/21/09	(7,000)
S&P 500 Index	10	825	3/21/09	(3,000)
S&P 500 Index	35	830	3/21/09	(9,450)
S&P 500 Index	10	840	3/21/09	(2,050)
S&P 500 Index	10	875	3/21/09	(500)
S&P 500 Index	15	880	3/21/09	(765)
S&P 500 Index	5	885	3/21/09	(200)
S&P 500 Index	10	890	3/21/09	(380)
S&P 500 Index	5	910	3/21/09	(120)
S&P 500 Index	5	900	3/21/09	(150)

Total Covered Call Options Written (premiums received $210,866)				$(30,005)

Other Assets, Less Liabilities — 10.4%				$1,950,027

Net Assets — 100.0%				$18,690,207

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,400,980

Gross unrealized appreciation	$1,126,369
Gross unrealized depreciation	(2,757,164)

Net unrealized depreciation	$(1,630,795)

Written call options activity for the fiscal year to date ended February 28, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	19	$77,588
Options written	285	495,487
Options terminated in closing purchase transactions	(44)	(118,632)
Options expired	(120)	(243,577)

Outstanding, end of period	140	$210,866

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2009, the Fund has sufficient cash and/or securities to cover commitments under these contracts.

5

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $2,739,925 and $30,005, respectively.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$16,323,949	$(30,005)
Level 2	Other Significant Observable Inputs	446,236	—
Level 3	Significant Unobservable Inputs	—	—

Total		$16,770,185	$(30,005)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Enhanced Equity Option Income Fund	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 96.5%

Security	Shares	Value
Aerospace & Defense — 4.1%
General Dynamics Corp.	848	$37,159
Lockheed Martin Corp.	636	40,138
Raytheon Co.	1,142	45,646
United Technologies Corp.	1,537	62,756

		$185,699

Beverages — 3.0%
Coca-Cola Co. (The)	1,214	$49,592
PepsiCo, Inc.	1,763	84,871

		$134,463

Biotechnology — 3.7%
Amgen, Inc.(2)	1,208	$59,107
Biogen Idec, Inc.(2)	1,113	51,243
Celgene Corp.(2)	387	17,311
Genzyme Corp.(2)	403	24,555
Gilead Sciences, Inc.(2)	317	14,202

		$166,418

Capital Markets — 2.3%
Goldman Sachs Group, Inc.	332	$30,239
Invesco, Ltd.	704	8,047
Northern Trust Corp.	835	46,384
State Street Corp.	706	17,841

		$102,511

Chemicals — 0.6%
Monsanto Co.	348	$26,542

		$26,542

Commercial Banks — 0.5%
Wells Fargo & Co.	1,794	$21,707

		$21,707

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	1,905	$51,435

		$51,435

Communications Equipment — 3.2%
Cisco Systems, Inc.(2)	5,938	$86,517
QUALCOMM, Inc.	1,642	54,892

		$141,409

Computers & Peripherals — 5.9%
Apple, Inc.(2)	676	$60,374
Hewlett-Packard Co.	2,646	76,813
International Business Machines Corp.	1,381	127,093

		$264,280

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	3,230	$73,805

		$73,805

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	3,667	$87,165
Verizon Communications, Inc.	2,197	62,680

		$149,845

Security	Shares	Value
Electric Utilities — 2.2%
E.ON AG	673	$17,205
Edison International	1,547	42,109
FirstEnergy Corp.	877	37,325

		$96,639

Electrical Equipment — 1.4%
Emerson Electric Co.	1,439	$38,493
Vestas Wind Systems A/S(2)	509	22,164

		$60,657

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	495	$31,007

		$31,007

Food & Staples Retailing — 3.6%
CVS Caremark Corp.	1,456	$37,477
Kroger Co. (The)	601	12,423
Wal-Mart Stores, Inc.	2,238	110,199

		$160,099

Food Products — 1.1%
Nestle SA	1,500	$49,036

		$49,036

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	588	$29,935
Becton, Dickinson and Co.	278	17,205
Boston Scientific Corp.(2)	3,180	22,324
Covidien, Ltd.	1,025	32,462
Medtronic, Inc.	1,316	38,940

		$140,866

Health Care Providers & Services — 1.3%
Aetna, Inc.	835	$19,931
Fresenius Medical Care AG & Co. KGaA ADR	616	24,985
UnitedHealth Group, Inc.	709	13,932

		$58,848

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	1,753	$91,594

		$91,594

Household Durables — 0.6%
Centex Corp.	489	$3,037
D.R. Horton, Inc.	911	7,698
KB Home	248	2,207
Lennar Corp., Class A	578	3,861
NVR, Inc.(2)	7	2,329
Pulte Homes, Inc.	520	4,774
Toll Brothers, Inc.(2)	286	4,533

		$28,439

Household Products — 3.1%
Clorox Co.	266	$12,928
Colgate-Palmolive Co.	1,078	64,874
Procter & Gamble Co.	1,312	63,199

		$141,001

Industrial Conglomerates — 1.3%
$3M Co.	435	$19,775
General Electric Co.	4,503	38,321

		$58,096

Security	Shares	Value
Insurance — 3.0%
ACE, Ltd.	792	$28,916
Chubb Corp.	794	30,998
MetLife, Inc.	1,200	22,152
Travelers Companies, Inc. (The)	1,407	50,863

		$132,929

Internet Software & Services — 1.4%
Google, Inc., Class A(2)	187	$63,204

		$63,204

IT Services — 1.8%
Accenture, Ltd., Class A	1,097	$32,021
MasterCard, Inc., Class A	230	36,347
Visa, Inc., Class A	226	12,816

		$81,184

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(2)	618	$22,409

		$22,409

Machinery — 1.7%
Danaher Corp.	758	$38,476
Illinois Tool Works, Inc.	1,358	37,752

		$76,228

Media — 3.3%
Comcast Corp., Class A	6,267	$81,847
Time Warner, Inc.	5,424	41,385
Vivendi SA	1,023	24,322

		$147,554

Metals & Mining — 2.7%
BHP Billiton, Ltd. ADR	435	$15,843
Goldcorp, Inc.	3,131	90,549
Nucor Corp.	403	13,561

		$119,953

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	1,791	$48,876

		$48,876

Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	1,660	$58,017
Chevron Corp.	1,708	103,693
ConocoPhillips	882	32,943
Exxon Mobil Corp.	3,139	213,138
Hess Corp.	843	46,104
Occidental Petroleum Corp.	1,004	52,077
Peabody Energy Corp.	535	12,663
Total SA ADR	675	31,860
XTO Energy, Inc.	1,592	50,403

		$600,898

Pharmaceuticals — 8.6%
Abbott Laboratories	1,626	$76,975
Bristol-Myers Squibb Co.	2,031	37,391
Johnson & Johnson	1,644	82,200
Merck & Co., Inc.	2,022	48,932
Novartis AG ADR	691	25,049
Pfizer, Inc.	2,090	25,728
Roche Holding AG	100	11,352
Roche Holding AG ADR	408	11,444

Security	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR	835	$37,224
Wyeth	698	28,492

		$384,787

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	3,679	$55,663
Broadcom Corp., Class A(2)	1,139	18,737

		$74,400

Software — 3.6%
Microsoft Corp.	6,639	$107,220
Oracle Corp.(2)	3,462	53,799

		$161,019

Specialty Retail — 1.6%
Best Buy Co., Inc.	749	$21,586
Home Depot, Inc.	1,274	26,614
Staples, Inc.	1,451	23,143

		$71,343

Tobacco — 2.1%
Philip Morris International, Inc.	2,794	$93,515

		$93,515

Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	650	$15,249

		$15,249

Total Common Stocks (identified cost $5,464,446)		$4,327,944

Investment Funds — 0.1%

Security	Shares	Value
Capital Markets — 0.1%
SPDR S&P Homebuilders ETF	493	$4,595

Total Investment Funds (identified cost $6,551)		$4,595

Total Investments — 96.6% (identified cost $5,470,997)		$4,332,539

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	11	$60.00	3/21/09	$(44)
Accenture, Ltd., Class A	10	35.00	3/21/09	(25)
ACE, Ltd.	4	50.00	3/21/09	(20)
Aetna, Inc.	3	40.00	3/21/09	(7)
Amgen, Inc.	8	62.50	3/21/09	(24)
Anadarko Petroleum Corp.	8	50.00	3/21/09	(40)
Apple, Inc.	3	110.00	3/21/09	(54)
Becton, Dickinson and Co.	1	80.00	3/21/09	(10)
Best Buy Co., Inc.	4	35.00	3/21/09	(60)
BHP Billiton, Ltd. ADR	2	55.00	3/21/09	(6)
Biogen Idec, Inc.	8	60.00	3/21/09	(40)
Bristol-Myers Squibb Co.	10	25.00	3/21/09	(20)
Celgene Corp.	3	60.00	3/21/09	(15)
Chevron Corp.	10	80.00	3/21/09	(30)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Chubb Corp.	4	$50.00	3/21/09	$(20)
Cisco Systems, Inc.	20	18.00	3/21/09	(20)
Clorox Co.	2	55.00	3/21/09	(20)
ConocoPhillips	6	55.00	3/21/09	(24)
Danaher Corp.	4	60.00	3/21/09	(40)
Diamond Offshore Drilling, Inc.	2	75.00	3/21/09	(105)
Edison International	10	35.00	3/21/09	(25)
Exxon Mobil Corp.	20	85.00	3/21/09	(120)
FirstEnergy Corp.	8	55.00	3/21/09	(80)
General Dynamics Corp.	4	60.00	3/21/09	(20)
Genzyme Corp.	1	75.00	3/21/09	(5)
Gilead Sciences, Inc.	2	57.50	3/21/09	(10)
Goldcorp, Inc.	26	37.50	3/21/09	(312)
Goldman Sachs Group, Inc.	2	110.00	3/21/09	(210)
Hess Corp.	3	70.00	3/21/09	(90)
Home Depot, Inc.	12	25.00	3/21/09	(36)
International Business Machines Corp.	8	105.00	3/21/09	(160)
JPMorgan Chase & Co.	15	32.50	3/21/09	(105)
Lockheed Martin Corp.	3	85.00	3/21/09	(15)
MasterCard, Inc., Class A	1	190.00	3/21/09	(44)
Merck & Co., Inc.	10	32.50	3/21/09	(50)
MetLife, Inc.	1	40.00	3/21/09	(5)
Microsoft Corp.	30	21.00	3/21/09	(90)
Monsanto Co.	2	95.00	3/21/09	(38)
Northern Trust Corp.	3	75.00	3/21/09	(15)
Nucor Corp.	1	50.00	3/21/09	(10)
Occidental Petroleum Corp.	5	65.00	3/21/09	(37)
Oracle Corp.	10	19.00	3/21/09	(50)
QUALCOMM, Inc.	8	40.00	3/21/09	(48)
Raytheon Co.	5	52.50	3/21/09	(13)
Teva Pharmaceutical Industries, Ltd. ADR	4	47.50	3/21/09	(160)
Travelers Companies, Inc. (The)	7	45.00	3/21/09	(98)
UnitedHealth Group, Inc.	3	32.00	3/21/09	(3)
Visa, Inc., Class A	2	65.00	3/21/09	(46)
Wal-Mart Stores, Inc.	21	52.50	3/21/09	(735)
Waste Management, Inc.	11	32.50	3/21/09	(55)
Wells Fargo & Co.	9	24.00	3/21/09	(27)
XTO Energy, Inc.	11	45.00	3/21/09	(28)

Total Covered Call Options Written (premiums received $24,686)				$(3,364)

Other Assets, Less Liabilities — 3.5%				$158,244

Net Assets — 100.0%				$4,487,419

ADR	-	American Depository Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at February 28, 2009 has been segregated as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,474,328

Gross unrealized appreciation	$2,787
Gross unrealized depreciation	(1,144,576)

Net unrealized depreciation	$(1,141,789)

Written call options activity for the fiscal year to date ended February 28, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	256	$18,443
Options written	747	49,202
Options terminated in closing purchase transactions	(127)	(7,601)
Options expired	(495)	(35,358)

Outstanding, end of period	381	$24,686

At February 28, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was none and $3,364, respectively.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$4,208,461	$(3,364)
Level 2	Other Significant Observable Inputs	124,078	—
Level 3	Significant Unobservable Inputs	—	—

Total		$4,332,539	$(3,364)

*	Other financial instruments include written call options.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	April 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 24, 2009